Loans	12 Months Ended
Dec. 31, 2024
Loans
Loans

(3) Loans

Major classifications of loans at December 31, 2024 and 2023 are summarized as follows:

(Dollars in thousands)
	December 31, 2024	December 31, 2023
Real estate loans:
Construction and land development	$122,328	136,401
Single-family residential	384,509	372,825
Commercial	471,444	425,820
Multifamily and farmland	69,671	63,042
Total real estate loans	1,047,952	998,088

Loans not secured by real estate:
Commercial	63,837	70,544
Farm	401	550
Consumer	6,475	6,966
All other	19,739	16,918

Total loans	1,138,404	1,093,066

Less allowance for credit losses	(9,995)	(11,041)

Total net loans	$1,128,409	1,082,025

The above table includes deferred costs, net of deferred fees, totaling $714,000 and $807,000 at December 31, 2024 and December 31, 2023, respectively.

The Bank makes loans and extensions of credit primarily within the Catawba Valley region of North Carolina, which encompasses Catawba, Alexander, Iredell and Lincoln counties and also in Mecklenburg, Wake, Rowan and Forsyth counties of North Carolina. Although the Bank has a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate, the value of which is dependent upon the real estate market. Risk characteristics of the major components of the Bank’s loan portfolio are discussed below:

•

Construction and land development loans – The risk of loss is largely dependent on the initial estimate of whether the property’s value at completion equals or exceeds the cost of property construction and the availability of take-out financing. During the construction phase, a number of factors can result in delays or cost overruns. If the estimate is inaccurate or if actual construction costs exceed estimates, the value of the property securing the loan may be insufficient to ensure full repayment when completed through a permanent loan, sale of the property, or by seizure of collateral.

•	Single-family residential loans – Declining home sales volumes, decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans.

•

Commercial real estate loans – Repayment is dependent on income being generated in amounts sufficient to cover operating expenses and debt service. These loans also involve greater risk because they are generally not fully amortizing over the loan period, but rather have a balloon payment due at maturity. A borrower’s ability to make a balloon payment typically will depend on being able to either refinance the loan or timely sell the underlying property.

•

Commercial loans – Repayment is generally dependent upon the successful operation of the borrower’s business. In addition, the collateral securing the loans may depreciate over time, be difficult to appraise, be illiquid, or fluctuate in value based on the success of the business.

•	Multifamily and farmland loans – Decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans.

Loans are considered past due if the required principal and interest payments have not been received within 30 days of the date such payments were due. Loans are placed on non-accrual status when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Generally, a loan is placed on non-accrual status when it is over 90 days past due and there is reasonable doubt that all principal will be collected. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The following tables present an age analysis of past due loans, by loan type, as of December 31, 2024 and 2023:

December 31, 2024
(Dollars in thousands)
	Loans 30-89 Days Past Due	Nonaccrual Loans	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$131	37	168	122,160	122,328	-
Single-family residential	5,434	3,720	9,154	375,355	384,509	-
Commercial	87	426	513	470,931	471,444	-
Multifamily and farmland	-	-	-	69,671	69,671	-
Total real estate loans	5,652	4,183	9,835	1,038,117	1,047,952	-

Loans not secured by real estate:
Commercial	360	248	608	63,229	63,837	-
Farm	-	-	-	401	401	-
Consumer	33	9	42	6,433	6,475	-
All other	-	-	-	19,739	19,739	-
Total loans	$6,045	4,440	10,485	1,127,919	1,138,404	-

December 31, 2023
(Dollars in thousands)
	Loans 30-89 Days Past Due	Nonaccrual Loans	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$5	45	50	136,351	136,401	-
Single-family residential	3,761	3,302	7,063	365,762	372,825	-
Commercial	13	-	13	425,807	425,820	-
Multifamily and farmland	-	76	76	62,966	63,042	-
Total real estate loans	3,779	3,423	7,202	990,886	998,088	-

Loans not secured by real estate:
Commercial	125	463	588	69,956	70,544	-
Farm	-	1	1	549	550	-
Consumer	63	-	63	6,903	6,966	-
All other	-	-	-	16,918	16,918	-
Total loans	$3,967	3,887	7,854	1,085,212	1,093,066	-

The following table presents the Bank’s non-accrual loans as of December 31, 2024 and 2023:

	December 31, 2024
	Nonaccrual Loans	Nonaccrual Loans	Total
	With No	With	Nonaccrual
(Dollars in thousands)	Allowance	Allowance	Loans
Real estate loans:
Construction and land development	$37	-	37
Single-family residential	3,720	-	3,720
Commercial	426	-	426
Multifamily and farmland	-	-	-
Total real estate loans	4,183	-	4,183

Loans not secured by real estate:
Commercial	248	-	248
Consumer	9	-	9
Total	$4,440	-	4,440
	December 31, 2023
	Nonaccrual Loans	Nonaccrual Loans	Total
	With No	With	Nonaccrual
(Dollars in thousands)	Allowance	Allowance	Loans
Real estate loans:
Construction and land development	$45	-	45
Single-family residential	3,302	-	3,302
Multifamily and farmland	76	-	76
Total real estate loans	3,423	-	3,423

Loans not secured by real estate:
Commercial	31	432	463
Consumer	1	-	1
Total	$3,455	432	3,887

No interest income was recognized on non-accrual loans for the years ended December 31, 2024 and 2023.

The following table represents the accrued interest receivables written off by reversing interest income during the years ended December 31, 2024 and 2023:

(Dollars in thousands)
	For the Year Ended	For the Year Ended
	December 31, 2024	December 31, 2023
Real estate loans:
Single-family residential	$39	33
Commercial	9	-
Total real estate loans	48	33

Loans not secured by real estate:
Commercial	8	12
Consumer	2	1

Total	$58	46

A loan may be individually evaluated for determining the allowance for credit losses when it is determined that it does not share similar risk characteristics with other assets. Non-accrual loans with an outstanding balance of $250,000 or greater are individually evaluated and totaled $1.6 million at December 31, 2024. Nonaccrual loans evaluated collectively as a pool totaled $2.8 million at December 31, 2024. Collateral dependent loans are loans for which the repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty. Collateral dependent loans require an analysis of the collateral. The fair value of the collateral is discounted by estimated liquidation costs. If the discounted fair value of the collateral is greater than the amortized loan balance, no allowance is required. Otherwise the difference between the balance and the collateral is charged off if deemed uncollectible.

The following table details the amortized cost of collateral dependent loans and any related allowance at December 31, 2024.

	December 31, 2024
		Allowance for
(Dollars in thousands)	Amortized Cost	Credit Losses
Real estate loans:
Construction and land development	$37	-
Single-family residential	3,720	-
Commercial	426	-
Multifamily and farmland	-	-
Total real estate loans	4,183	-

Loans not secured by real estate:
Commercial	248	-
Consumer	-	-
Total	$4,431	-

The following table details the amortized cost of non-accrual loans and any related allowance at December 31, 2023.

December 31, 2023
Allowance for
(Dollars in thousands)	Amortized Cost	Credit Losses
Real estate loans:
Construction and land development	$-	-
Single-family residential	-	-
Commercial	-	-
Multifamily and farmland	-	-
Total real estate loans	-	-

Loans not secured by real estate:
Commercial	432	432
Consumer	-	-
Total	$432	432

The following tables provide a breakdown of collateral dependent loans by collateral type and collateral coverage at December 31, 2024 and 2023. These tables also show non-accrual loans not considered to be collateral dependent at December 31, 2024 and 2023.

	December 31, 2024
					Financial Assets Not Considered
(Dollars in thousands)	Residential	Developed	Commercial	Business	Collateral
	Property	Land	Property	Assets	Dependent	Total
Real estate loans:
Construction and land development	$-	37	-	-	-	37
Single-family residential	3,720	-	-	-	-	3,720
Commercial	-	-	426	-	-	426
Multifamily and farmland	-	-	-	-	-	-
Total real estate loans	3,720	37	426	-	-	4,183

Loans not secured by real estate:
Commercial	-	-	-	248	-	248
Consumer	-	-	-	-	9	9
Total	$3,720	37	426	248	9	4,440
Collateral Value	$9,648	88	944	272

December 31, 2023
Financial Assets Not Considered
(Dollars in thousands)	Residential	Developed	Multifamily	Business	Collateral
	Property	Land	Property	Assets	Dependent	Total
Real estate loans:
Construction and land development	$-	-	-	-	-	-
Single-family residential	-	-	-	-	-	-
Commercial	-	-	-	-	-	-
Multifamily and farmland	-	-	-	-	-	-
Total real estate loans	-	-	-	-	-	-

Loans not secured by real estate:
Commercial	-	-	-	350	82	432
Consumer	-	-	-	-	-	-
Total	$-	-	-	350	82	432
Collateral Value	$-	-	-	350

The allowance for credit losses incorporates an estimate of lifetime expected credit losses and is recorded on each asset upon origination or acquisition. The starting point for the estimate of the allowance for credit losses is historical loss information, which includes losses from modifications of receivables to borrowers experiencing financial difficulty. An assessment of whether a borrower is experiencing financial difficulty is made on the date of a modification.

A change to the allowance for credit losses is evaluated based on the nature of the modification. Occasionally, the Bank modifies loans by providing principal forgiveness on certain loans. When principal forgiveness is provided, the amortized cost basis of the asset is written off against the allowance for credit losses. The amount of the principal forgiveness is deemed to be uncollectible; therefore, that portion of the loan is written off, resulting in a reduction of the amortized cost basis and a corresponding adjustment to the allowance for credit losses.

In some cases, the Bank may modify a certain loan by providing multiple types of concessions. Typically, one type of concession, such as a term extension, is granted initially. If the borrower continues to experience financial difficulty, another concession, such as principal forgiveness, may be granted.

The following tables show the amortized cost basis at December 31, 2024 and 2023 of the loans to borrowers experiencing financial difficulty that were modified during the years ended December 31, 2024 and 2023, disaggregated by loan class and type of concession granted.

(Dollars in thousands)

	Amortized Cost Basis at December 31, 2024	% of Loan Class	Modification Type	Financial Effect
Loan class:
Single-family residential	$229	0.06%	Interest rate reduction and term extension	Adjustable rate loan converted to fixed rate loan and HELOC converted to amortizing term loan
Total	$229

(Dollars in thousands)

	Amortized Cost Basis at December 31, 2023	% of Loan Class	Modification Type	Financial Effect
Loan class:
Single-family residential	$149	0.04%	Term extension	Forbearance agreement on matured home equity line of credit (HELOC) that was modified to 180 month term.
Commercial real estate	669	0.16%	Term extension	Extended existing amortization from 148 months to 173 months to keep existing payment the same with the current market rate.
Commercial not secured by real estate	350	0.49%	Term extension	Matured balloon loan converted to amortizing term loan.
Total	$1,168

One $71,000 commercial loan not secured by real estate that was modified in the year ended December 31, 2024 that were made to borrowers experiencing financial difficulty was written off at December 31, 2024. No loans modified in the year ended December 31, 2023 that were made to borrowers experiencing financial difficulty had been written off at December 31, 2023.

The Bank closely monitors the performance of those loans that are modified because borrowers are experiencing financial difficulty so as to understand the effectiveness of its modification efforts. The following tables show the performance of loans that have been modified in the years ended December 31, 2024 and 2023.

December 31, 2024
(Dollars in thousands)
	Payment Status (Amortized Cost Basis)
	Current	30 - 89 Days Past Due	90 + Days Past Due
Loan type:
Single-family residential	$229
Total	$229	-	-

December 31, 2023
(Dollars in thousands)
	Payment Status (Amortized Cost Basis)
	Current	30 - 89 Days Past Due	90 + Days Past Due
Loan type:
Single-family residential	$149	-	-
Commercial real estate	669	-	-
Commercial not secured by real estate	350
Total	$1,168	-	-

The following table presents impaired loans as of and for the year ended December 31, 2022, under the incurred loss methodology:

December 31, 2022
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$110	-	110	110	2	75	8
Single-family residential	14,353	236	13,048	13,284	671	13,951	746
Commercial	1,785	421	1,346	1,767	9	1,916	93
Multifamily and farmland	104	-	91	91	-	96	5
Total impaired real estate loans	16,352	657	14,595	15,252	682	16,038	852

Loans not secured by real estate:
Commercial	116	-	116	116	1	137	8
Consumer	11	-	9	9	-	15	2
Total impaired loans	$16,479	657	14,720	15,377	683	16,190	862

Impaired loans collectively evaluated for impairment totaled $4.9 million at December 31, 2022 and are included in the tables above. Allowance on impaired loans collectively evaluated for impairment totaled $44,000 at December 31, 2022.

Management uses several measures to assess and monitor the credit risks in the loan portfolio, including a loan grading system that begins upon loan origination and continues until the loan is collected or collectability becomes doubtful. Upon loan origination, the Bank’s originating loan officer evaluates the quality of the loan and assigns one of eight risk grades. The loan officer monitors the loan’s performance and credit quality and makes changes to the credit grade as conditions warrant. When originated or renewed, all loans over a certain dollar amount receive in-depth reviews and risk assessments by the Bank’s Credit Administration. Before making any changes in these risk grades, management considers assessments as determined by the third-party credit review firm (as described below), regulatory examiners and the Bank’s Credit Administration. Any issues regarding the risk assessments are addressed by the Bank’s senior credit administrators and factored into management’s decision to originate or renew the loan. The Bank Board reviews, on a monthly basis, an analysis of the Bank’s reserves relative to the range of reserves estimated by the Bank’s Credit Administration.

As an additional measure, the Bank engages an independent third party to review the underwriting, documentation and risk grading analyses. This independent third party reviews and evaluates loan relationships greater than or equal to $1.5 million as well as a periodic sample of commercial relationships with exposures below $1.5 million, excluding loans in default, and loans in process of litigation or liquidation. The third party’s evaluation and report is shared with management and the Bank Board.

Management considers certain commercial loans with weak credit risk grades to be individually impaired and measures such impairment based upon available cash flows and the value of the collateral. Allowance or reserve levels are estimated for all other graded loans in the portfolio based on their assigned credit risk grade, type of loan and other matters related to credit risk.

Management uses the information developed from the procedures described above in evaluating and grading the loan portfolio. This continual grading process is used to monitor the credit quality of the loan portfolio and to assist management in estimating the allowance. The provision for credit losses charged or credited to earnings is based upon management’s judgment of the amount necessary to maintain the allowance at a level appropriate to absorb probable incurred losses in the loan portfolio at the balance sheet date. The amount each quarter is dependent upon many factors, including growth and changes in the composition of the loan portfolio, net charge-offs, delinquencies, management’s assessment of loan portfolio quality, the value of collateral, and other macro-economic factors and trends. The evaluation of these factors is performed quarterly by management through an analysis of the appropriateness of the allowance.

The following tables present changes in the allowance for credit losses for the years ended December 31, 2024, 2023 and 2022. The December 31, 2024 and 2023 tables reflect the CECL methodology and the December 31, 2022 table reflects the Incurred Loss methodology. No loans were individually evaluated as of December 31, 2024.

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Total
Twelve months ended December 31, 2024
Allowance for credit losses:
Beginning balance	$3,913	3,484	2,317	268	812	2	245	11,041
Charge-offs	-	(131)	-	-	(1,134)	-	(716)	(1,981)
Recoveries	-	129	202	-	55	-	165	551
Provision (recovery) for credit losses (1)	(528)	(96)	(197)	(22)	713	(1)	515	384
Ending balance	$3,385	3,386	2,322	246	446	1	209	9,995
Allowance for credit loss-loans	$3,385	3,386	2,322	246	446	1	209	9,995
Allowance for credit loss unfunded loan commitments	1,096	3	-	-	-	-	2	1,101
Total allowance for credit losses	$4,481	3,389	2,322	246	446	1	211	11,096

(1) Excludes provision for credit losses related to unfunded commitments. Note 11,"Commitments and Contingencies" in the consolidated financial statements provides more detail concerning the provision for credit losses related to unfunded commitments.

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2023
Allowance for credit losses:
Beginning balance	$1,415	3,085	3,207	164	657	-	214	1,752	10,494
Adjustment for CECL implementation (1)	1,584	64	(986)	115	(295)	2	48	(1,752)	(1,220)
Charge-offs	-	-	-	-	(129)	-	(569)	-	(698)
Recoveries	-	171	6	-	67	-	147	-	391
Provision (recovery) for credit losses (1)	914	164	90	(11)	512	-	405	-	2,074
Ending balance	$3,913	3,484	2,317	268	812	2	245	-	11,041
Allowance for credit loss-loans	$3,913	3,484	2,317	268	812	2	245	-	11,041
Allowance for credit loss unfunded loan commitments	1,759	8	-	1	2	-	-	-	1,770
Total allowance for credit losses	$5,672	3,492	2,317	269	814	2	245	-	12,811

(1) Excludes provision for credit losses related to unfunded commitments. Note 11,"Commitments and Contingencies" in the consolidated financial statements provides more detail concerning the provision for credit losses related to unfunded commitments.

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2022
Allowance for loan losses:
Beginning balance	$1,193	2,877	2,234	150	711	-	110	2,080	9,355
Charge-offs	-	(128)	-	-	(33)	-	(591)	-	(752)
Recoveries	-	229	9	-	72	-	109	-	419
Provision	222	107	964	14	(93)	-	586	(328)	1,472
Ending balance	$1,415	3,085	3,207	164	657	-	214	1,752	10,494

Allowance for loan losses December 31, 2022

Ending balance: individually evaluated for impairment	$-	633	6	-	-	-	-	-	639
Ending balance: collectively evaluated for impairment	1,415	2,452	3,201	164	657	-	214	1,752	9,855
Ending balance	$1,415	3,085	3,207	164	657	-	214	1,752	10,494

Loans at December 31, 2022
Ending balance	$114,446	342,281	406,750	65,562	81,307	938	21,324	-	1,032,608
Ending balance: individually evaluated for impairment	$-	9,092	1,388	-	-	-	-	-	10,480
Ending balance: collectively evaluated for impairment	$114,446	333,189	405,362	65,562	81,307	938	21,324	-	1,022,128

The Bank utilizes several credit quality indicators to manage credit risk in an ongoing manner. The Bank uses an internal risk grade system that categorizes loans into pass, watch or substandard categories.

The Bank uses the following credit quality indicators:

•

Pass – Includes loans ranging from excellent quality with a minimal amount of credit risk to loans with higher risk and servicing needs but still are considered to be acceptable. The higher risk loans in this category are not problem credits presently, but may be in the future if the borrower is unable to change its present course.

•

Watch – These loans are currently performing satisfactorily, but there has been some recent past due history on repayment and there are potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank’s position at some future date.

•

Substandard – A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged (if there is any). There is a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. There is a distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

•

Doubtful – Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable.

•

Loss – Loans classified Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be affected in the future.

The following table presents by credit quality indicator, loan class and year of origination, the amortized cost of the Bank’s loans as of December 31, 2024.

	Term Loans by Origination Year							Revolving
								Loans
(dollars in thousands)							Revolving	Converted to	Total
	2024	2023	2022	2021	2020	Prior	Loans	Term Loans	Loans
December 31, 2024
Real Estate Loans
Construction and land
development
Pass	$41,171	29,503	34,495	6,836	5,792	4,020	-	-	121,817
Watch	-	-	-	443	-	-	-	-	443
Substandard	-	-	-	-	-	68	-	-	68
Total Construction and
land development	$41,171	29,503	34,495	7,279	5,792	4,088	-	-	122,328
Single family
Pass	$22,169	35,865	73,663	43,900	22,363	66,074	113,067	-	377,101
Watch	-	-	-	-	-	1,469	993	-	2,462
Substandard	-	31	1,000	-	124	3,467	324	-	4,946
Total single family	$22,169	35,896	74,663	43,900	22,487	71,010	114,384	-	384,509
Commercial
Pass	$56,411	46,589	135,881	71,066	58,223	97,122	2,296	-	467,588
Watch	-	-	-	-	87	2,943	-	-	3,030
Substandard	-	-	-	-	400	426	-	-	826
Total commercial	$56,411	46,589	135,881	71,066	58,710	100,491	2,296	-	471,444
Multifamily and farmland
Pass	$998	8,455	20,786	20,638	6,055	12,186	443	-	69,561
Watch	-	-	-	-	-	43	-	-	43
Substandard	-	-	-	-	-	67	-	-	67
Total multifamily and
farmland	$998	8,455	20,786	20,638	6,055	12,296	443	-	69,671
Total real estate loans	$120,749	120,443	265,825	142,883	93,044	187,885	117,123	-	1,047,952
Loans not secured by real estate
Commercial
Pass	$9,153	11,335	6,045	3,107	1,707	11,864	20,032	-	63,243
Watch	-	-	136	19	23	167	1	-	346
Substandard	-	25	223	-	-	-	-	-	248
Total Commercial	$9,153	11,360	6,404	3,126	1,730	12,031	20,033	-	63,837
Farm
Pass	$53	195	17	50	-	-	86	-	401
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-	-
Total farm	$53	195	17	50	-	-	86	-	401
Consumer
Pass	$1,777	1,232	666	176	99	64	2,397	-	6,411
Watch	-	-	53	-	-	-	-	-	53
Substandard	-	-	-	-	-	8	3	-	11
Total consumer	$1,777	1,232	719	176	99	72	2,400	-	6,475
All other
Pass	$972	-	10,002	376	217	2,878	5,164	-	19,609
Watch	-	-	-	-	-	130	-	-	130
Substandard	-	-	-	-	-	-	-	-	-
Total all other	$972	-	10,002	376	217	3,008	5,164	-	19,739
Total loans not secured
by real estate	$11,955	12,787	17,142	3,728	2,046	15,111	27,683	-	90,452
Total loans	$132,704	133,230	282,967	146,611	95,090	202,996	144,806	-	1,138,404

The following table presents by credit quality indicator, loan class and year of origination, gross loan charge-offs as of December 31, 2024.

December 31, 2024	Gross Loan Charge-offs by Origination Year							Revolving
								Loans
(dollars in thousands)							Revolving	Converted to	Total
	2024	2023	2022	2021	2020	Prior	Loans	Term Loans	Loans
Real estate loans:
Construction and land development	$-	-	-	-	-	-	-	-	-
Single-family residential	-	-	126	-	-	6	-	-	132
Commercial	-	-	-	-	-	-	-	-	-
Multifamily and farmland	-	-	-	-	-	-	-	-	-
Total real estate loans	-	-	126	-	-	6	-	-	132
Loans not secured by real estate:
Commercial	-	447	397	74	179	36	-	-	1,133
Consumer	5	37	9	-	1	557	-	-	609
All other	-	-	-	-	-	107	-	-	107

Total gross charge-offs	$5	484	532	74	180	706	-	-	1,981

The following table presents by credit quality indicator, loan class and year of origination, the amortized cost of the Bank’s loans as of December 31, 2023.

	Term Loans by Origination Year							Revolving
								Loans
(dollars in thousands)							Revolving	Converted to	Total
	2023	2022	2021	2020	2019	Prior	Loans	Term Loans	Loans
December 31, 2023
Real Estate Loans
Construction and land
development
Pass	$40,034	71,429	10,736	6,692	1,721	3,914	1,337	-	135,863
Watch	-	-	448	-	-	-	-	-	448
Substandard	-	-	-	-	-	90	-	-	90
Total Construction and
land development	$40,034	71,429	11,184	6,692	1,721	4,004	1,337	-	136,401
Single family
Pass	$32,333	76,326	47,490	24,813	12,984	64,847	106,962	-	365,755
Watch	-	-	-	-	89	1,389	860	-	2,338
Substandard	-	-	-	-	11	4,342	379	-	4,732
Total single family	$32,333	76,326	47,490	24,813	13,084	70,578	108,201	-	372,825
Commercial
Pass	$45,755	109,255	78,645	61,973	29,579	92,753	2,158	-	420,118
Watch	232	-	-	116	-	4,943	-	-	5,291
Substandard	-	-	-	411	-	-	-	-	411
Total commercial	$45,987	109,255	78,645	62,500	29,579	97,696	2,158	-	425,820
Multifamily and farmland
Pass	$7,987	13,286	21,512	6,624	3,158	9,851	501	-	62,919
Watch	-	-	-	-	-	47	-	-	47
Substandard	-	-	-	-	-	76	-	-	76
Total multifamily and
farmland	$7,987	13,286	21,512	6,624	3,158	9,974	501	-	63,042
Total real estate loans	$126,341	270,296	158,831	100,629	47,542	182,252	112,197	-	998,088
Loans not secured by real estate
Commercial
Pass	$9,561	14,122	4,841	2,942	2,232	12,030	23,411	-	69,139
Watch	-	-	-	-	57	102	783	-	942
Substandard	31	-	-	-	-	-	-	-	31
Loss	-	82	-	-	-	-	350		432
Total Commercial	$9,592	14,204	4,841	2,942	2,289	12,132	24,544	-	70,544
Farm
Pass	$198	42	83	-	1	27	199	-	550
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-	-
Total farm	$198	42	83	-	1	27	199	-	550
Consumer
Pass	$2,262	1,352	404	222	72	58	2,591	-	6,961
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	2	-	-	-	3	-	5
Total consumer	$2,262	1,352	406	222	72	58	2,594	-	6,966
All other
Pass	$79	6,401	474	274	599	3,698	5,256	-	16,781
Watch	-	-	-	-	-	74	63	-	137
Substandard	-	-	-	-	-	-	-	-	-
Total all other	$79	6,401	474	274	599	3,772	5,319	-	16,918
Total loans not secured
by real estate	$12,131	21,999	5,804	3,438	2,961	15,989	32,656	-	94,978
Total loans	$138,472	292,295	164,635	104,067	50,503	198,241	144,853	-	1,093,066

The following table presents by credit quality indicator, loan class and year of origination, gross loan charge-offs as of December 31, 2023.

December 31, 2023	Gross Loan Charge-offs by Origination Year							Revolving
Loans
(dollars in thousands)							Revolving	Converted to	Total
	2023	2022	2021	2020	2019	Prior	Loans	Term Loans	Loans
Real estate loans:
Construction and land development	$-	-	-	-	-	-	-	-	-
Single-family residential	-	-	-	-	-	-	-	-	-
Commercial	-	-	-	-	-	-	-	-	-
Multifamily and farmland	-	-	-	-	-	-	-	-	-
Total real estate loans	-	-	-	-	-	-	-	-	-
Loans not secured by real estate:
Commercial	-	49	51	16	-	13	-	-	129
Farm	-	-	-	-	-	-	-	-	-
Consumer	-	41	53	6	1	468	-	-	569
All other	-	-	-	-	-	-	-	-	-

Total gross charge-offs	$-	90	104	22	1	481	-	-	698